Expense Example - FidelityTotalInternationalIndexFund-PRO - FidelityTotalInternationalIndexFund-PRO - Fidelity Total International Index Fund - Fidelity Total International Index Fund	Dec. 30, 2024 USD ($)
Expense Example:
1 year	$ 6
3 years	19
5 years	34
10 years	$ 77